General Reserve	12 Months Ended
Dec. 31, 2019
General Reserve [Abstract]
GENERAL RESERVE
14	GENERAL RESERVE

As required by the Articles of Association of BPGIC FZE, 10% of the profit for the year must be transferred to the general reserve. The subsidiary has resolved to discontinue such annual transfers as the reserve has reached 50% of the subsidiary's issued share capital. The general reserve is not available for distribution to the shareholders.